UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21258

                     MERCANTILE LONG-SHORT MANAGER FUND, LLC
               (Exact name of registrant as specified in charter)

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                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-410-237-5223

                     DATE OF FISCAL YEAR END: MARCH 31, 2006

                     DATE OF REPORTING PERIOD: JUNE 30, 2005


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ITEM 1.   SCHEDULE OF INVESTMENTS



MERCANTILE LONG-SHORT MANAGER FUND LLC

QUARTERLY REPORT (UNAUDITED)
JUNE 30, 2005

MERCANTILE LONG-SHORT MANAGER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2005
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
INVESTMENTS
INVESTMENT FUNDS                                           COST              VALUE        % OF NET ASSETS
GENERAL HEDGED EQUITY
    Eden Capital Partners                             $  2,000,000       $   2,235,207            4.71%
    Newcastle Partners L.P.                              3,000,000           3,066,675            6.46
    North Sound Legacy Institutional Fund, L.L.C.        3,250,000           3,907,624            8.24
    Wynnefield Partners Small Cap Value, L.P.            2,750,000           4,381,944            9.24
                                                    ---------------    ----------------    ------------
    Total General Hedged Equity                         11,000,000          13,591,450           28.65
INTERNATIONAL HEDGED EQUITY
    Greylock Global Opportunity Fund, L.P.               2,500,000           3,111,110            6.56
    Horseman Global Fund I, L.P.                         2,750,000           3,584,731            7.56
    Kingdon Associates, L.P.                             3,500,000           4,211,987            8.88
                                                    ---------------    ----------------    ------------
    Total International Hedged Equity                    8,750,000          10,907,828           23.00
SECTOR HEDGED EQUITY
    Artis Technology Qualified 2X, L.P.                  2,500,000           2,572,310            5.42
    Artis Technology Qualified Partners, L.P.              688,279             850,418            1.79
    Basswood Financial Partners, L.P.                    2,250,000           2,880,504            6.07
    D3 Fund, LLC                                         2,800,000           2,954,559            6.23
    TCS Capital II, L.P.                                 2,200,000           3,556,463            7.50
                                                    ---------------    ----------------    ------------
    Total Sector Hedged Equity                          10,438,279          12,814,254           27.01
SPECIALTY - EVENT DRIVEN
    Bedford Falls Investors, L.P.                        2,455,905           2,917,600            6.15
                                                    ---------------    ----------------    ------------
    Total Specialty - Event Driven                       2,455,905           2,917,600            6.15
SPECIALTY - GLOBAL MACRO
    Cipher Composite                                     1,500,000           1,438,363            3.03
    Peak Select                                          1,500,000           1,453,889            3.06
                                                    ---------------    ----------------    ------------
    Total Specialty - Global Macro                       3,000,000           2,892,252            6.09
                                                    ---------------    ----------------    ------------
Total Investment Funds *                              $ 35,644,184       $  43,123,384           90.90%
                                                    ---------------    ----------------    ------------


* Percentages are based on net assets of $47,441,973. The aggregate cost of investments for tax purposes was $35,644,184. Net unrealized appreciation on investments for tax purposes was $7,479,200 consisting of $7,586,948 of gross unrealized appreciation and $107,748 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 90.90% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Mercantile Long-Short Manager Fund, LLC



/s/ Kevin A. McCreadie
----------------------------
Kevin A. McCreadie
Principal Executive Officer

Date: August 29, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Kevin A. McCreadie
-------------------------------
Kevin A. McCreadie
Principal Executive Officer

Date: August 29, 2005


/s/ Scott J. Liotta
-------------------------------
Scott J. Liotta
Principal Financial Officer

Date: August 29, 2005